Financial risk management	12 Months Ended
Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Financial risk management	Financial risk managementFinancial risk factors
The Group's activities are subject to several financial risks: market risk (including exchange rate risk and interest rate risk), credit risk and liquidity risk. The Group strives to minimize potential unfavorable effects from these risks on the Group financial results.

The aim of the Group financial operations is to:

•Ensure that the Group can meet their financial obligations timely
•Manage financial risks
•Ensure a supply of necessary financing.

The Group risk management is predominantly controlled by senior management.

Market risk - Currency risk (transaction risk)

The Group operates internationally and are exposed to foreign exchange risk where invoicing is made in a currency other than the functional currency of the relevant Group entity. Primarily, the Group is exposed to currency risk in Group companies with SEK as the functional currency. The primary risks in these companies are USD/SEK, EUR/SEK, GBP/SEK and JPY/SEK due to sales (trade receivables) and purchases (trade payables). Mitigation of this risk occurs naturally by partially matching costs in the same foreign currency and obtaining borrowings, as required, in the same foreign currency. The currency risk is monitored on a regular basis. The Group has not entered into derivative currency arrangements.

Exposure

The Group's primary exposure to foreign currency risk at the end of the reporting period was as follows:

	As of December 31, 2022
Amounts in thousands of USD	U.S.$	EUR	GBP	JPY
Trade receivables	$18,095	$8,509	$1,912	$1,403
Trade payable	2,258	1,183	8	2
Interest-bearing debt and borrowings	—	—	—	—

	As of December 31, 2021
Amounts in thousands of USD	U.S.$	EUR	GBP	CNY
Trade receivables	$31,641	$6,517	$1,695	$690
Trade payable	2,918	1,379	219	378
Interest-bearing debt and borrowings	—	—	—	—

Sensitivity

The following table demonstrates the sensitivity to a reasonably possible change in USD, EUR, GBP and JPY against SEK as of December 31, 2022 and 2021, with all other variables held constant. The impact on the Group’s loss before tax is due to changes in the fair value of monetary item assets and monetary liabilities. There is no additional impact on the components of equity because the company did not have any item that directly affected equity. The Group’s exposure to foreign currency changes for all other currencies is not material.

The below analysis is based on FX-changes of 3% on the USD, EUR, GBP and JPY.

The Group’s debt structure was repaid post IPO during 2021. As a result, there are no mitigating effects of the debt as seen in 2021.

The Group's’s risk exposure in foreign currencies:

As of December 31, 2022
Impact of non-functional currency foreign exchange exposures (Amounts in thousands of USD)	(Increase)/decrease in loss before tax
USD/SEK exchange rate - increase 3%	$522
USD/SEK exchange rate - decrease 3%	(522)
EUR/SEK exchange rate - increase 3%	221
EUR/SEK exchange rate - decrease 3%	(221)
GBP/SEK exchange rate - increase 3%	57
GBP/SEK exchange rate - decrease 3%	(57)
JPY/SEK exchange rate - increase 3%	42
JPY/SEK exchange rate - decrease 3%	(42)

As of December 31, 2021
Impact of non-functional currency foreign exchange exposures (Amounts in thousands of USD)	(Increase)/decrease in loss before tax
USD/SEK exchange rate - increase 3%	$908
USD/SEK exchange rate - decrease 3%	(908)

Market risk - Interest-rate risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates.

As of December 31, 2022, the Group does not have any outstanding debt or other debt structures other than leasing. Interest rate derivative instruments are not used by the Group.

Credit risk

Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. The Group are exposed to credit risk from its operating activities (primarily trade receivables) and from its financing activities, including deposits with banks and financial institutions and foreign exchange transactions. Credit risk relates primarily to customer credit limits, which are subject to certain credit rating rules and authorization processes. However, the majority of the Group customer base tend to be blue chip global companies and therefore such customers usually have strong credit ratings. Group’s sales are concentrated such that 48% of sales in 2022 and 45% of sales in 2021 are with customers based in the U.S. U.S. Dollar denominated trade receivables as of December 31, 2022 and 2021 amounted to $36,392 thousand and $31,640 thousand, respectively.

The maximum default risk for the Group is equivalent to the net receivables reported in the Consolidated Financial Statements. The Group have historically almost non-existent credit losses and based on historical data of credit losses together with a forward-looking assessment, the expected credit loss for trade receivables is not material. (see Note 17, ‘Trade receivables’).

The Company’s cash at bank is held in Investment Grade credit rated banks.

Other financial assets at amortized cost include rental deposits. The credit risk for other financial assets at amortized cost as at December 31, 2022 and 2021 is not material and no credit loss reserve has been recognized.

Liquidity risk

Credit facilities at banks together with cash at bank allows the Company to meet its liquidity risk obligations as they come due. The shareholder loan was converted to equity during 2020. (see Note 22, ‘Related party transactions’).

The following table includes an analysis of the Company’s financial liabilities, grouped according to their maturity dates based on contractual discounted payments and considers the period remaining until their contractual maturity date as at December 31, 2022 and 2021:

	amounts in thousands USD
As per December 31, 2022	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Lease liabilities (Note 15.1)	9,435	2,113	3,075	2,310	1,937
Accounts payable (Note 15.2)	6,885	6,885	—	—	—

As per December 31, 2021	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Lease liabilities (Note 15.1)	8,379	2,952	3,124	2,262	40
Accounts payable (Note 15.2)	8,668	8,668	—	—	—
Capital managementFor the purpose of the Group's capital management, capital includes issued capital, other contributed capital and all other equity reserves attributable to the equity holders of the Company. The Group's capital structure and dividend policy is decided by the board of directors, The Financial operations continuously reviews the Group's capital structure considering amongst other things, market conditions, financial flexibility, business risk, and growth rate. The primary objective of the Group's’ capital management is to maximize the shareholder value.